Stockholders' Equity, Net Assets (Details) - MXN ($)																																		12 Months Ended
	Mar. 08, 2024	Dec. 31, 2022	Dec. 19, 2022	Dec. 15, 2022	Dec. 09, 2022	Nov. 25, 2022	Nov. 22, 2022	Oct. 21, 2022	Sep. 28, 2022	Sep. 23, 2022	Sep. 15, 2022	Sep. 14, 2022	Sep. 09, 2022	Aug. 26, 2022	Aug. 19, 2022	Jul. 21, 2022	Jul. 14, 2022	Jul. 01, 2022	Jun. 27, 2022	Jun. 17, 2022	Jun. 07, 2022	May 31, 2022	May 20, 2022	May 12, 2022	Apr. 28, 2022	Apr. 20, 2022	Mar. 23, 2022	Mar. 17, 2022	Feb. 28, 2022	Feb. 22, 2022	Feb. 10, 2022	Feb. 09, 2022	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Net assets [Abstract]
Net assets, contributions																																		$ 0	$ 428,378
Net assets, capital reimbursement																																		$ 0	$ 298,773,702
Murano P.V. [Member]
Net assets [Abstract]
Net assets, contributions						$ 100,000					$ 150,000																						$ 128,378
Net assets, capital reimbursement	$ 16,363,928
Operadora Hotelera I421 [Member]
Net assets [Abstract]
Net assets, contributions																															$ 50,000
Murano World [Member]
Net assets [Abstract]
Net assets, capital reimbursement		$ 85,500,000	$ 21,959,260	$ 10,822,900	$ 9,848,850	$ 100,000	$ 24,291,625	$ 14,089,040	$ 250,000	$ 5,200,675		$ 1,089,785	$ 1,001,485	$ 4,979,950	$ 3,255,805	$ 5,110,175	$ 4,157,640	$ 30,216,450	$ 5,009,125	$ 4,133,500	$ 3,623,356	$ 4,239,475	$ 2,994,945	$ 10,186,000	$ 5,089,000	$ 1,993,770	$ 13,748,700	$ 4,174,860	$ 4,800,000	$ 12,183,780		$ 1,658,600
Murano World [Member]
Net assets [Abstract]
Net assets, capital reimbursement																$ 3,064,950